Submission	Jun. 18, 2025
Submission [Line Items]
Central Index Key	0001495153
Registrant Name	MakeMyTrip Ltd
Registration File Number	333-288084
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES